UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21075

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	01/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Institutional Cash Advantage Fund
Statement of Investments
January 31, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 36.8%	Amount ($)	Value ($)

BNP Paribas (Yankee)
2.37%, 2/17/2005	75,000,000	75,000,000
Banca Monte dei Paschi di Siena SpA (London)
2.35%, 2/1/2005	100,000,000	100,000,000
Barclays Bank PLC (Yankee)
2.38%, 2/15/2005	120,000,000	120,000,000
Calyon New York Branch (Yankee)
2.38%, 2/15/2005	120,000,000	120,000,000
Canadian Imperial Bank of Commerce (Yankee)
2.37%, 2/17/2005	50,000,000	50,000,000
Credit Suisse First Boston (Yankee)
2.31%, 2/2/2005	100,000,000	100,000,014
Dexia Credit Locale (Yankee)
2.33%, 2/2/2005	100,000,000	100,000,014
First Tennessee Bank N.A.
2.30% - 2.35%, 2/3/2005 - 2/11/2005	115,000,000	115,000,000
Fortis Bank (Yankee)
2.37%, 2/15/2005	120,000,000	120,000,000
Landesbank Baden-Wuerttemberg (Yankee)
2.30%, 2/2/2005	100,000,000	100,000,027
Svenska Handelsbanken (Yankee)
2.34%, 2/11/2005	100,000,000	100,000,000
Toronto-Dominion Bank (Yankee)
2.37%, 2/17/2005	115,000,000	115,000,000
UniCredito Italiano SpA (Yankee)
2.35%, 2/11/2005	90,000,000	90,000,000
Washington Mutual Bank, F.A.
2.33% - 2.34%, 2/2/2005 - 2/11/2005	110,000,000	110,000,000
Total Negotiable Bank Certificates of Deposit
cost ($1,415,000,055)		1,415,000,055

Commercial Paper - 35.1%

Allied Irish Banks N.A. Inc.
2.34%, 2/11/2005	100,000,000	99,935,278
Amsterdam Funding Corp.
2.34%, 2/11/2005	60,000,000 a	59,961,166
BNP Paribas Finance Inc.
2.49%, 2/1/2005	75,000,000	75,000,000
Citigroup Global Market Holdings Inc.
2.49%, 2/1/2005	150,000,000	150,000,000
Deutsche Bank Financial LLC
2.50%, 2/1/2005	150,000,000	150,000,000
Falcon Asset Securitization Corp.
2.35%, 2/11/2005	20,000,000 a	19,987,000
Giro Funding U.S. Corp.
2.37%, 2/7/2005	25,000,000 a	24,990,167
Greenwich Capital Holdings Inc.
2.48%, 2/1/2005	95,000,000	95,000,000
Mane Funding Corp.
2.35%, 2/8/2005	45,000,000 a	44,979,525
PB Finance (Delaware) Inc.
2.32%, 2/3/2005	100,000,000	99,987,111
Rabobank USA Financial Corp.
2.48%, 2/1/2005	150,000,000	150,000,000
SEB Funding Inc.
2.29%, 2/1/2005	130,000,000	130,000,000

Societe Generale N.A. Inc.
2.34%, 2/10/2005	100,000,000	99,941,625
UBS Finance Delaware LLC
2.48%, 2/1/2005	150,000,000	150,000,000
Total Commercial Paper
cost ($1,349,781,872)		1,349,781,872

Short Term Bank Notes - 1.4%

World Savings Bank
2.34%, 2/7/2005
(cost $54,999,635)	55,000,000	54,999,635

Time Deposits - 26.8%

Danske Bank A/S (Grand Cayman)
2.48%, 2/1/2005	150,000,000	150,000,000
Harris Trust & Savings Bank (Nassau)
2.48%, 2/1/2005	150,000,000	150,000,000
HSBC Bank USA (Grand Cayman)
2.50%, 2/1/2005	150,000,000	150,000,000
Key Bank N.A. (Grand Cayman)
2.50%, 2/1/2005	60,000,000	60,000,000
National City Bank (Grand Cayman)
2.47%, 2/1/2005	50,000,000	50,000,000
Royal Bank of Canada (Grand Cayman)
2.49%, 2/1/2005	150,000,000	150,000,000
State Street Bank & Trust Co. (Grand Cayman)
2.50%, 2/1/2005	173,000,000	173,000,000
Wachovia Bank (Grand Cayman)
2.48%, 2/1/2005	150,000,000	150,000,000
Total Time Deposits
(cost $1,033,000,000)		1,033,000,000

Total Investments (cost $3,852,781,562)	100.1%	3,852,781,562
Liabilities, Less Cash and Receivables	(.1%)	(2,621,231)
Net Assets	100.0%	3,850,160,331

a Securities exempt from registration under Rule 144A of the Secutities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Fund's Board. At January 31, 2005, these securities amounted to $149,917,858 or 3.9% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Institutional Cash Advantage Plus Fund
Statement of Investments
January 31, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 36.3%	Amount ($)	Value ($)

BNP Paribas (Yankee)
2.37%, 2/17/2005	25,000,000	25,000,000
Banca Monte dei Paschi di Siena (London)
2.35%, 2/1/2005	30,000,000	30,000,000
Barclays Bank PLC (Yankee)
2.38%, 2/15/2005	30,000,000	30,000,000
Calyon New York Branch (Yankee)
2.38%, 2/15/2005	30,000,000	30,000,000
Canadian Imperial Bank of Commerce (Yankee)
2.37%, 2/17/2005	10,000,000	10,000,000
Dexia Credit Locale (Yankee)
2.34%, 2/2/2005	30,000,000	30,000,004
First Tennessee Bank N.A.
2.35%, 2/11/2005	30,000,000	30,000,000
Fortis Bank (Yankee)
2.37%, 2/15/2005	30,000,000	30,000,000
Norddeutsche Landesbank Girozentrale (London)
2.39%, 2/17/2005	30,000,000	30,000,000
Svenska Handelsbanken (Yankee)
2.34%, 2/11/2005	30,000,000	30,000,000
Toronto Dominion Bank (Yankee)
2.37%, 2/17/2005	30,000,000	30,000,000
Unicredito Italiano SPA (Yankee)
2.35%, 2/11/2005	30,000,000	30,000,000
Washington Mutual Bank F.A.
2.33%, 2/2/2005	30,000,000	30,000,000
Total Negotiable Bank Certificates of Deposit
(cost $365,000,004)		365,000,004

Commercial Paper - 37.9%

Allied Irish Banks N.A. Inc.
2.33%, 2/11/2005	30,000,000	29,980,583
Amsterdam Funding Corp.
2.33%, 2/11/2005	40,000,000 a	39,974,111
Citigroup Global Markets Holdings Inc.
2.49%, 2/1/2005	30,000,000	30,000,000
Deutsche Bank Financial LLC
2.50%, 2/1/2005	30,000,000	30,000,000
Falcon Asset Securitization Corp.
2.34%, 2/11/2005	30,000,000 a	29,980,500
General Electric Capital Corp.
2.35%, 2/15/2005	30,000,000	29,972,583
Giro Funding U.S. Corp.
2.36%, 2/7/2005	25,000,000 a	24,990,167
Mane Funding Corp.
2.34%, 2/8/2005	15,000,000 a	14,993,175

New Center Asset Trust
2.36%, 2/11/2005	5,000,000	4,996,722
Rabobank USA Financial Corp.
2.48%, 2/1/2005	30,000,000	30,000,000

Societe Generale N.A. Inc.
2.34%, 2/10/2005	30,000,000	29,982,488
Spintab AB
2.39%, 2/15/2005	30,000,000	29,972,467
UBS Finance Delaware LLC
2.48%, 2/1/2005	30,000,000	30,000,000
Total Commercial Paper
(cost $354,842,796)		354,842,796

Short Term Bank Notes - 3.2%

World Savings Bank
2.30%, 2/7/2005
(cost $29,999,801)	30,000,000	29,999,801

U.S. Government Agencies - 9.6%

Federal Home Loan Banks, Discount Notes
2.38%, 2/1/2005
(cost $89,809,000)	89,809,000	89,809,000

Time Deposits - 10.4%

Danske Bank A/S (Grand Cayman)
2.48%, 2/1/2005	30,000,000	30,000,000
Royal Bank of Canada (Grand Cayman)
2.49%, 2/1/2005	30,000,000	30,000,000
State Street Bank and Trust Co. (Grand Cayman)
2.50%, 2/1/2005	37,000,000	37,000,000
Total Time Deposits
(cost $97,000,000)		97,000,000

Total Investments (cost $936,651,601)	100.1%	936,651,601
Liabilities, Less Cash and Receivables	(0.1%)	(800,898)
Net Assets	100.0%	935,850,703

a Securities exempt from registration under Rule 144A of the Secutities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Fund's Board.
At January 31, 2005, these securities amounted to $109,937,953 or 11.7% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)